VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated December 29, 2014

to the Fund’s Class I shares Prospectus (“Prospectus”)

dated February 28, 2014, as supplemented May 1, 2014

Effective December 1, 2014, Paul Faulkner was removed as portfolio manager of the Fund and Sophie Earnshaw, Moritz Sitte and Tom Walsh were added as portfolio managers of the Fund. The Fund’s Prospectus is hereby revised as follows:

1.   The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Gerard Callahan	Iain Campbell
Portfolio Manager (since 01/11)	Portfolio Manager (since 01/11)
Sophie Earnshaw	Joe Faraday
Portfolio Manager (since 12/14)	Portfolio Manager (since 01/11)
Moritz Sitte	Tom Walsh
Portfolio Manager (since 12/14)	Portfolio Manager (since 12/14)

2.   The following paragraphs are added to the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund – Baillie Gifford Overseas Limited:”

Sophie Earnshaw, Portfolio Manager, joined BG Overseas in 2010 and is an Investment Manager in the Emerging Markets Equity Team.  Ms. Earnshaw joined the International Focus Portfolio Construction Group in 2014.

Moritz Sitte, Portfolio Manager, joined BG Overseas in 2010 and is an Investment Manager in the European Equity Team.  Mr. Sitte joined the International Focus Portfolio Construction Group in 2014.

Tom Walsh, Portfolio Manager, joined BG Overseas in 2009.  Mr. Walsh was an Investment Manager in the UK Equities Team until 2013, when he moved to the Global Opportunities Team. He joined the International Focus Portfolio Construction Group in 2014.  Prior to joining BG Overseas Mr. Walsh worked at Fidelity International, Merrill Lynch and Deloitte & Touche (1999 to 2009).

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VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(“Fund”)

Supplement dated December 29, 2014

to the Fund’s Class I shares Statement of Additional Information (“SAI”)

dated February 28, 2014

Effective December 1, 2014, Paul Faulkner was removed as portfolio manager of the Fund and Sophie Earnshaw, Moritz Sitte and Tom Walsh were added as portfolio managers of the Fund. The Fund’s SAI is hereby revised as follows:

All references to Paul Faulkner as portfolio manager of the Fund are hereby deleted in their entirety.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Multi-Manager International Equity Fund – BG Overseas” in the Fund’s SAI is hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sophie Earnshaw[1]	0	$0	1	$9,000,000	0	$0
Moritz Sitte[1]	0	$0	1	$287,000,000	1	$808,000,000
Tom Walsh[1]	0	$0	2	$1,754,000,000	0	$0

1             As of October 31, 2014.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Sophie Earnshaw[1]	None
Moritz Sitte[1]	None
Tom Walsh[1]	None

1             As of October 31, 2014.

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